First Quarter Report
May 31, 2023 (Unaudited)
Columbia Small Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	37,318	1,400,544
Cogent Communications Holdings, Inc.	148,761	9,151,777
Consolidated Communications Holdings, Inc.(a)	257,121	938,492
Lumen Technologies, Inc.	3,208,048	6,351,935
Total		17,842,748
Entertainment 0.2%
Cinemark Holdings, Inc.(a)	373,141	5,973,987
Marcus Corp. (The)	84,938	1,297,853
Total		7,271,840
Interactive Media & Services 0.6%
Cars.com, Inc.(a)	215,669	3,806,558
QuinStreet, Inc.(a)	176,086	1,623,513
Shutterstock, Inc.	83,575	4,159,528
Yelp, Inc.(a)	242,667	8,129,344
Total		17,718,943
Media 0.4%
AMC Networks, Inc., Class A(a)	97,591	1,103,754
EW Scripps Co. (The), Class A(a)	201,797	1,590,160
Gannett Co, Inc.(a)	508,619	1,129,134
Scholastic Corp.	103,030	4,376,715
TechTarget, Inc.(a)	92,960	3,229,430
Thryv Holdings, Inc.(a)	106,822	2,488,953
Total		13,918,146
Wireless Telecommunication Services 0.3%
Gogo(a)	225,976	3,400,939
Shenandoah Telecommunications Co.	174,416	3,310,416
Telephone and Data Systems, Inc.	347,492	2,321,246
Total		9,032,601
Total Communication Services		65,784,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.4%
Auto Components 1.3%
American Axle & Manufacturing Holdings, Inc.(a)	398,819	2,692,028
Dorman Products, Inc.(a)	98,447	8,077,576
Gentherm, Inc.(a)	115,579	6,352,222
LCI Industries	88,534	9,565,213
Patrick Industries, Inc.	74,959	4,912,063
Standard Motor Products, Inc.	65,333	2,307,562
XPEL, Inc.(a)	68,263	4,701,273
Total		38,607,937
Automobiles 0.2%
Winnebago Industries, Inc.	106,332	5,916,313
Broadline Retail 0.0%
Big Lots, Inc.	100,821	506,121
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	158,238	6,566,877
frontdoor, Inc.(a)	283,718	8,747,026
Mister Car Wash, Inc.(a)	276,076	2,277,627
Perdoceo Education Corp.(a)	233,852	2,757,115
Strategic Education, Inc.	77,474	6,113,473
Stride, Inc.(a)	142,583	5,761,779
Total		32,223,897
Hotels, Restaurants & Leisure 2.3%
BJ’s Restaurants, Inc.(a)	81,439	2,425,253
Bloomin’ Brands, Inc.	305,655	7,302,098
Brinker International, Inc.(a)	153,405	5,611,555
Cheesecake Factory, Inc. (The)	166,487	5,216,037
Chuy’s Holdings, Inc.(a)	62,653	2,308,136
Cracker Barrel Old Country Store, Inc.	77,293	7,576,260
Dave & Buster’s Entertainment, Inc.(a)	146,266	4,702,452
Dine Brands Global, Inc.	54,583	3,265,701
El Pollo Loco Holdings, Inc.	68,363	624,838
Golden Entertainment, Inc.(a)	76,415	3,220,128
Jack in the Box, Inc.	71,712	6,207,391
Monarch Casino & Resort, Inc.	46,211	2,998,632
Ruth’s Hospitality Group, Inc.	105,525	2,261,401
2	Columbia Small Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sabre Corp.(a)	1,143,188	3,543,883
Shake Shack, Inc., Class A(a)	129,916	8,596,542
Six Flags Entertainment Corp.(a)	257,665	6,583,341
Total		72,443,648
Household Durables 2.9%
Cavco Industries, Inc.(a)	28,149	7,008,538
Century Communities, Inc.	98,450	6,264,374
Ethan Allen Interiors, Inc.	79,424	1,987,983
Green Brick Partners, Inc.(a)	94,566	4,526,874
Installed Building Products, Inc.	81,657	8,536,423
iRobot Corp.(a)	94,801	3,360,695
La-Z-Boy, Inc.	150,178	4,012,756
LGI Homes, Inc.(a)	71,354	8,117,945
M/I Homes, Inc.(a)	95,494	6,748,561
MDC Holdings, Inc.	202,166	8,143,246
Meritage Homes Corp.	127,322	14,684,046
Sonos, Inc.(a)	443,362	6,442,050
Tri Pointe Homes, Inc.(a)	351,332	10,262,408
Total		90,095,899
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	61,508	3,171,353
Vista Outdoor, Inc.(a)	196,994	5,245,950
Total		8,417,303
Specialty Retail 4.3%
Aaron’s Co., Inc. (The)	107,160	1,311,638
Abercrombie & Fitch Co., Class A(a)	170,600	5,293,718
Academy Sports & Outdoors, Inc.	272,062	13,320,156
American Eagle Outfitters, Inc.	606,782	6,170,973
America’s Car-Mart, Inc.(a)	20,178	1,645,112
Asbury Automotive Group, Inc.(a)	77,056	16,113,180
Boot Barn Holdings, Inc.(a)	103,801	7,019,024
Buckle, Inc. (The)	102,893	3,159,844
Caleres, Inc.	123,997	2,140,188
Chico’s FAS, Inc.(a)	435,427	1,976,839
Children’s Place, Inc. (The)(a)	42,572	639,857
Designer Brands, Inc.	175,154	1,098,216
Genesco, Inc.(a)	41,707	751,977
Group 1 Automotive, Inc.	50,764	11,346,262
Common Stocks (continued)
Issuer	Shares	Value ($)
Guess?, Inc.	106,154	2,039,218
Haverty Furniture Companies, Inc.	46,057	1,215,444
Hibbett, Inc.	44,312	1,596,118
Leslie’s, Inc.(a)	517,924	4,909,920
MarineMax, Inc.(a)	76,085	2,158,532
Monro, Inc.	109,305	4,521,948
National Vision Holdings, Inc.(a)	274,732	6,936,983
ODP Corp. (The)(a)	140,352	5,622,501
PetMed Express, Inc.	73,404	1,088,581
Sally Beauty Holdings, Inc.(a)	373,666	4,207,479
Shoe Carnival, Inc.	58,639	1,147,565
Signet Jewelers Ltd.	158,189	10,043,420
Sleep Number Corp.(a)	76,596	1,389,451
Sonic Automotive, Inc., Class A	58,115	2,408,286
Upbound Group, Inc.	174,433	5,217,291
Urban Outfitters, Inc.(a)	208,592	6,428,805
Zumiez, Inc.(a)	54,286	872,376
Total		133,790,902
Textiles, Apparel & Luxury Goods 1.1%
G-III Apparel Group Ltd.(a)	148,800	2,392,704
Hanesbrands, Inc.	1,216,303	4,999,005
Kontoor Brands, Inc.	171,863	6,730,155
Movado Group, Inc.	54,680	1,391,606
Oxford Industries, Inc.	51,606	5,157,504
Steven Madden Ltd.	254,881	7,954,836
Wolverine World Wide, Inc.	274,185	3,668,595
Total		32,294,405
Total Consumer Discretionary		414,296,425
Consumer Staples 5.3%
Beverages 0.3%
MGP Ingredients, Inc.	53,600	5,095,216
National Beverage Corp.(a)	81,252	4,015,474
Total		9,110,690

Columbia Small Cap Index Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	108,372	4,227,592
PriceSmart, Inc.	87,564	6,346,639
SpartanNash Co.	122,810	2,812,349
The Chefs’ Warehouse(a)	118,581	3,689,055
United Natural Foods, Inc.(a)	208,305	5,563,826
Total		22,639,461
Food Products 2.1%
B&G Foods, Inc.	249,512	3,196,249
Calavo Growers, Inc.	61,734	1,995,860
Cal-Maine Foods, Inc.	132,129	6,282,734
Fresh Del Monte Produce, Inc.	106,611	2,810,266
Hain Celestial Group, Inc. (The)(a)	311,305	3,801,034
Hostess Brands, Inc.(a)	466,127	11,597,240
J&J Snack Foods Corp.	52,218	8,038,961
John B. Sanfilippo & Son, Inc.	31,187	3,624,865
Seneca Foods Corp., Class A(a)	18,452	853,221
Simply Good Foods Co. (The)(a)	294,421	10,655,096
Tootsie Roll Industries, Inc.	63,577	2,483,953
TreeHouse Foods, Inc.(a)	175,724	8,320,531
Total		63,660,010
Household Products 0.5%
Central Garden & Pet Co.(a)	33,645	1,221,313
Central Garden & Pet Co., Class A(a)	143,319	4,923,008
WD-40 Co.	47,307	8,971,773
Total		15,116,094
Personal Care Products 1.4%
Edgewell Personal Care Co.	179,008	6,972,362
elf Beauty, Inc.(a)	176,269	18,335,501
Inter Parfums, Inc.	62,147	7,805,663
Medifast, Inc.	38,042	2,993,905
Nu Skin Enterprises, Inc., Class A	172,056	5,734,627
Usana Health Sciences, Inc.(a)	38,782	2,352,904
Total		44,194,962
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.3%
Universal Corp.	85,488	4,406,906
Vector Group Ltd.	458,084	5,364,164
Total		9,771,070
Total Consumer Staples		164,492,287
Energy 4.3%
Energy Equipment & Services 1.8%
Archrock, Inc.	465,916	4,193,244
Bristow Group, Inc.(a)	81,932	2,003,237
Core Laboratories, Inc.	162,356	3,550,726
DMC Global Inc(a)	64,594	1,047,715
Dril-Quip, Inc.(a)	118,092	2,639,356
Helix Energy Solutions Group, Inc.(a)	496,851	3,120,224
Helmerich & Payne, Inc.	363,775	11,233,372
Nabors Industries Ltd.(a)	31,275	2,617,718
NexTier Oilfield Solutions, Inc.(a)	555,628	4,189,435
Oceaneering International, Inc.(a)	349,055	5,344,032
Oil States International, Inc.(a)	222,475	1,414,941
Patterson-UTI Energy, Inc.	754,865	7,352,385
ProPetro Holding Corp.(a)	335,008	2,234,503
RPC, Inc.	289,695	1,926,472
US Silica Holdings, Inc.(a)	263,581	2,986,373
Total		55,853,733
Oil, Gas & Consumable Fuels 2.5%
Callon Petroleum Co.(a)	178,028	5,452,998
Civitas Resources, Inc.	180,751	12,074,167
Comstock Resources, Inc.	318,827	2,971,468
CONSOL Energy, Inc.	113,713	6,135,953
CVR Energy, Inc.	101,500	2,376,115
Dorian LPG Ltd.	110,981	2,561,441
Green Plains, Inc.(a)	206,425	5,986,325
Northern Oil and Gas, Inc.	281,562	8,421,519
Par Pacific Holdings, Inc.(a)	193,197	4,118,960
Ranger Oil Corp.	66,570	2,446,447
REX American Resources Corp.(a)	53,278	1,754,977
SM Energy Co.	427,514	11,239,343
Talos Energy, Inc.(a)	227,099	2,795,589

4	Columbia Small Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vital Energy, Inc.(a)	58,538	2,428,742
World Fuel Services Corp.	215,571	4,930,109
Total		75,694,153
Total Energy		131,547,886
Financials 15.4%
Banks 8.4%
Ameris Bancorp	226,962	7,162,921
Atlantic Union Bankshares Corp.	260,110	6,648,412
Axos Financial, Inc.(a)	185,915	7,031,305
Banc of California, Inc.	191,101	2,042,870
BancFirst Corp.	60,663	5,130,270
Bancorp, Inc. (The)(a)	193,885	5,983,291
BankUnited, Inc.	263,462	4,984,701
Banner Corp.	119,046	5,151,120
Berkshire Hills Bancorp, Inc.	154,443	3,158,359
Brookline Bancorp, Inc.	305,600	2,512,032
Capitol Federal Financial, Inc.	440,809	2,636,038
Central Pacific Financial Corp.	94,087	1,374,611
City Holding Co.	51,725	4,458,178
Community Bank System, Inc.	187,085	9,249,482
Customers Bancorp, Inc.(a)	105,947	2,438,900
CVB Financial Corp.	457,573	5,495,452
Dime Community Bancshares, Inc.	112,805	1,827,441
Eagle Bancorp, Inc.	109,134	2,175,041
FB Financial Corp.	122,039	3,253,560
First BanCorp	636,101	7,098,887
First BanCorp	141,756	4,266,856
First Commonwealth Financial Corp.	358,072	4,529,611
First Financial Bancorp	330,185	6,260,308
First Hawaiian, Inc.	443,414	7,311,897
Hanmi Financial Corp.	106,137	1,528,373
Heritage Financial Corp.	122,225	1,998,379
Hilltop Holdings, Inc.	159,892	4,720,012
HomeStreet, Inc.	61,948	324,608
Hope Bancorp, Inc.	416,022	3,336,496
Independent Bank Corp.	158,903	7,013,978
Independent Bank Group, Inc.	123,329	4,115,489
Lakeland Financial Corp.	88,252	4,432,898
National Bank Holdings Corp., Class A	130,936	3,918,914
Common Stocks (continued)
Issuer	Shares	Value ($)
NBT Bancorp, Inc.	149,147	5,003,882
Northfield Bancorp, Inc.	145,349	1,486,920
Northwest Bancshares, Inc.	442,251	4,648,058
OFG Bancorp	165,653	4,018,742
Pacific Premier Bancorp, Inc.	330,819	6,229,322
PacWest Bancorp	409,845	2,643,500
Park National Corp.	50,395	4,976,506
Pathward Financial, Inc.	95,954	4,216,219
Preferred Bank	45,985	2,120,828
Provident Financial Services, Inc.	262,070	4,161,672
Renasant Corp.	194,800	5,088,176
S&T Bancorp, Inc.	135,778	3,641,566
Seacoast Banking Corp. of Florida	291,210	6,022,223
ServisFirst Bancshares, Inc.	170,225	6,860,067
Simmons First National Corp., Class A	442,314	7,196,449
Southside Bancshares, Inc.	104,339	2,764,983
Stellar Bancorp, Inc.	156,708	3,645,028
Tompkins Financial Corp.	43,698	2,285,405
Triumph Financial, Inc.(a)	78,719	4,087,090
TrustCo Bank Corp.	66,232	1,829,990
Trustmark Corp.	212,295	4,432,720
United Community Banks, Inc.	400,167	9,047,776
Veritex Holdings, Inc.	188,105	3,248,573
Washington Federal, Inc.	227,742	5,923,569
Westamerica BanCorp	93,698	3,544,595
WSFS Financial Corp.	214,502	7,172,947
Total		259,867,496
Capital Markets 1.0%
Avantax, Inc.(a)	138,602	2,932,818
B Riley Financial, Inc.	55,725	2,016,131
BrightSphere Investment Group, Inc.	112,517	2,417,990
Donnelley Financial Solutions, Inc.(a)	87,140	3,864,659
Piper Sandler Companies	47,697	6,075,167
StoneX Group, Inc.(a)	61,106	4,906,201
Virtus Investment Partners, Inc.	23,667	4,515,190
WisdomTree, Inc.	387,675	2,636,190
Total		29,364,346

Columbia Small Cap Index Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.9%
Bread Financial Holdings, Inc.	173,563	4,891,005
Encore Capital Group, Inc.(a)	81,418	3,506,673
Enova International, Inc.(a)	108,696	5,056,538
Ezcorp, Inc., Class A(a)	183,409	1,529,631
Green Dot Corp., Class A(a)	162,887	2,969,430
LendingTree, Inc.(a)	37,837	692,039
PRA Group, Inc.(a)	135,698	2,537,553
PROG Holdings, Inc.(a)	174,190	5,683,820
World Acceptance Corp.(a)	11,647	1,295,030
Total		28,161,719
Financial Services 1.6%
EVERTEC, Inc.	227,001	7,826,994
Mr. Cooper Group, Inc.(a)	241,268	11,161,058
NMI Holdings, Inc., Class A(a)	290,987	7,318,323
Payoneer Global, Inc.(a)	694,944	2,884,018
Radian Group, Inc.	546,790	13,965,017
Walker & Dunlop, Inc.	106,886	7,822,986
Total		50,978,396
Insurance 2.4%
Ambac Financial Group, Inc.(a)	156,566	2,180,964
American Equity Investment Life Holding Co.	241,681	9,534,316
AMERISAFE, Inc.	66,692	3,405,294
Assured Guaranty Ltd.	208,744	10,802,502
Employers Holdings, Inc.	94,686	3,423,846
Genworth Financial, Inc., Class A(a)	1,724,734	9,227,327
HCI Group, Inc.	23,651	1,250,901
Horace Mann Educators Corp.	142,407	4,279,330
James River Group Holdings Ltd.	130,417	2,496,181
Mercury General Corp.	92,532	2,776,885
Palomar Holdings, Inc.(a)	87,849	4,801,826
ProAssurance Corp.	187,876	2,282,693
Safety Insurance Group, Inc.	51,310	3,736,394
SiriusPoint Ltd.(a)	295,744	2,753,377
Stewart Information Services Corp.	94,453	4,235,273
Trupanion, Inc.(a)	122,410	2,750,553
Common Stocks (continued)
Issuer	Shares	Value ($)
United Fire Group, Inc.	75,442	1,620,494
Universal Insurance Holdings, Inc.	95,608	1,371,975
Total		72,930,131
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	452,472	4,565,443
ARMOUR Residential REIT, Inc.	567,178	2,847,234
Ellington Financial, Inc.	220,102	2,760,079
Franklin BSP Realty Trust, Inc.	287,154	3,873,707
Invesco Mortgage Capital, Inc.	123,593	1,310,086
KKR Real Estate Finance Trust, Inc.	202,065	2,269,190
New York Mortgage Trust, Inc.	322,964	3,155,358
PennyMac Mortgage Investment Trust	309,603	3,603,779
Ready Capital Corp.	342,428	3,461,947
Redwood Trust, Inc.	395,098	2,338,980
Two Harbors Investment Corp.	336,135	4,181,519
Total		34,367,322
Total Financials		475,669,410
Health Care 11.1%
Biotechnology 2.3%
Anika Therapeutics, Inc.(a)	50,865	1,377,933
Arcus Biosciences, Inc.(a)	181,504	3,728,092
Avid Bioservices, Inc.(a)	216,929	3,351,553
Catalyst Pharmaceuticals, Inc.(a)	333,337	3,850,042
Coherus Biosciences, Inc.(a)	224,730	919,146
Cytokinetics, Inc.(a)	329,458	12,417,272
Dynavax Technologies Corp.(a)	413,094	4,721,664
Eagle Pharmaceuticals, Inc.(a)	36,252	752,229
Emergent BioSolutions, Inc.(a)	154,580	1,318,567
Enanta Pharmaceuticals, Inc.(a)	68,352	1,604,905
Ironwood Pharmaceuticals, Inc.(a)	464,619	5,055,055
iTeos Therapeutics, Inc.(a)	85,459	1,391,273
Myriad Genetics, Inc.(a)	282,120	6,223,567
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
REGENXBIO, Inc.(a)	131,133	2,259,422
uniQure NV(a)	143,428	2,766,726
Vanda Pharmaceuticals, Inc.(a)	197,697	1,176,297
Vericel Corp.(a)	164,407	5,280,753

6	Columbia Small Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vir Biotechnology, Inc.(a)	264,163	7,045,227
Xencor, Inc.(a)	208,625	5,653,738
Total		70,893,461
Health Care Equipment & Supplies 3.0%
Angiodynamics, Inc.(a)	136,245	1,288,878
Artivion, Inc.(a)	140,405	2,103,267
Avanos Medical, Inc.(a)	161,883	3,966,133
CONMED Corp.	106,123	12,872,720
Cutera, Inc.(a)	62,144	1,044,641
Embecta Corp.	199,170	5,511,034
Glaukos Corp.(a)	166,078	9,469,768
Heska Corp.(a)	35,429	4,241,914
Inogen, Inc.(a)	79,799	840,283
Integer Holdings Corp.(a)	115,345	9,442,142
LeMaitre Vascular, Inc.	67,405	4,235,730
Merit Medical Systems, Inc.(a)	198,163	16,328,631
Mesa Laboratories, Inc.	17,495	2,265,427
NuVasive, Inc.(a)	181,504	6,926,193
OraSure Technologies, Inc.(a)	252,833	1,271,750
Orthofix Medical, Inc.(a)	119,011	2,224,316
Tandem Diabetes Care, Inc.(a)	223,857	5,818,043
Varex Imaging Corp.(a)	139,608	3,076,960
Zynex, Inc.(a)	75,629	709,397
Total		93,637,227
Health Care Providers & Services 3.2%
AdaptHealth Corp.(a)	267,369	2,802,027
Addus HomeCare Corp.(a)	56,087	5,056,243
Agiliti, Inc.(a)	116,054	1,899,804
AMN Healthcare Services, Inc.(a)	150,874	14,326,995
Apollo Medical Holdings, Inc.(a)	136,918	4,329,347
Community Health Systems, Inc.(a)	436,173	1,426,286
Corvel Corp.(a)	31,662	6,188,021
Cross Country Healthcare, Inc.(a)	123,350	3,145,425
Enhabit, Inc.(a)	172,745	1,858,736
Ensign Group, Inc. (The)	194,031	17,193,087
Fulgent Genetics, Inc.(a)	68,667	2,730,887
ModivCare, Inc.(a)	44,299	1,990,354
NeoGenomics, Inc.(a)	439,724	7,554,458
Owens & Minor, Inc.(a)	265,408	5,390,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Pediatrix Medical Group, Inc.(a)	285,225	3,793,493
RadNet, Inc.(a)	169,747	4,912,478
Select Medical Holdings Corp.	362,517	9,922,090
U.S. Physical Therapy, Inc.	51,060	5,215,779
Total		99,735,947
Health Care Technology 0.7%
Certara, Inc.(a)	366,895	7,624,078
Computer Programs & Systems, Inc.(a)	49,535	1,181,905
HealthStream, Inc.	84,087	1,935,683
NextGen Healthcare, Inc.(a)	186,183	2,898,869
Simulations Plus, Inc.	55,915	2,470,884
Veradigm, Inc.(a)	380,388	4,480,971
Total		20,592,390
Life Sciences Tools & Services 0.2%
BioLife Solutions, Inc.(a)	119,112	2,781,265
Cytek Biosciences, Inc.(a)	276,999	2,163,362
Total		4,944,627
Pharmaceuticals 1.7%
Amphastar Pharmaceuticals, Inc.(a)	131,246	5,823,385
ANI Pharmaceuticals, Inc.(a)	42,536	1,920,075
Cara Therapeutics, Inc.(a)	157,143	499,715
Collegium Pharmaceutical, Inc.(a)	116,881	2,579,564
Corcept Therapeutics, Inc.(a)	313,014	7,352,699
Harmony Biosciences Holdings, Inc.(a)	103,258	3,570,662
Innoviva, Inc.(a)	218,654	2,949,642
Ligand Pharmaceuticals, Inc.(a)	55,876	3,915,790
Pacira Pharmaceuticals, Inc.(a)	159,738	6,074,836
Phibro Animal Health Corp., Class A	70,807	941,733
Prestige Consumer Healthcare, Inc.(a)	172,989	9,900,161
Supernus Pharmaceuticals, Inc.(a)	188,203	6,237,047
Total		51,765,309
Total Health Care		341,568,961
Industrials 17.4%
Aerospace & Defense 1.4%
AAR Corp.(a)	113,957	5,710,385
Aerojet Rocketdyne Holdings, Inc.(a)	263,936	14,379,233
Aerovironment, Inc.(a)	87,584	8,181,222
Kaman Corp.	97,548	2,027,048

Columbia Small Cap Index Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moog, Inc., Class A	99,975	9,718,570
National Presto Industries, Inc.	17,697	1,319,134
Triumph Group, Inc.(a)	226,336	2,532,700
Total		43,868,292
Air Freight & Logistics 0.6%
Forward Air Corp.	92,573	9,004,576
HUB Group, Inc., Class A(a)	113,685	8,362,668
Total		17,367,244
Building Products 1.8%
AAON, Inc.	146,320	12,672,775
American Woodmark Corp.(a)	57,869	3,443,205
Apogee Enterprises, Inc.	77,338	2,854,546
AZZ, Inc.	86,672	3,025,720
Gibraltar Industries, Inc.(a)	107,825	5,639,247
Griffon Corp.	165,247	5,208,585
Insteel Industries, Inc.	67,719	2,026,830
MasterBrand, Inc.(a)	446,478	4,634,442
PGT, Inc.(a)	208,883	5,194,920
Quanex Building Products Corp.	115,708	2,431,025
Resideo Technologies, Inc.(a)	507,756	8,139,329
Total		55,270,624
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	230,117	10,161,967
Brady Corp., Class A	160,849	7,669,280
CoreCivic, Inc.(a)	400,330	3,450,845
Deluxe Corp.	150,178	2,285,709
GEO Group, Inc. (The)(a)	432,228	3,224,421
Harsco Corp.(a)	276,692	2,340,814
Healthcare Services Group, Inc.	257,937	3,484,729
HNI Corp.	160,403	4,090,276
Interface, Inc.	202,519	1,403,457
Liquidity Services, Inc.(a)	83,540	1,263,960
Matthews International Corp., Class A	105,907	4,077,420
MillerKnoll, Inc.	263,156	3,565,764
OPENLANE, Inc.(a)	379,163	5,695,028
Pitney Bowes, Inc.	563,389	1,870,451
Common Stocks (continued)
Issuer	Shares	Value ($)
Unifirst Corp.	52,564	8,994,226
Viad Corp.(a)	71,963	1,670,981
Total		65,249,328
Construction & Engineering 1.7%
Arcosa, Inc.	168,344	11,053,467
Comfort Systems U.S.A., Inc.	124,502	18,423,806
Dycom Industries, Inc.(a)	102,903	10,437,451
Granite Construction, Inc.	152,246	5,509,783
MYR Group, Inc.(a)	57,796	7,368,990
Total		52,793,497
Electrical Equipment 0.4%
Encore Wire Corp.	63,861	10,452,130
Powell Industries, Inc.	31,727	1,824,303
Total		12,276,433
Ground Transportation 0.7%
ArcBest Corp.	84,353	7,067,094
Heartland Express, Inc.	162,240	2,530,944
Marten Transport Ltd.	200,505	4,240,681
RXO, Inc.(a)	405,246	8,457,484
Total		22,296,203
Machinery 5.3%
3D Systems Corp.(a)	456,640	3,744,448
Alamo Group, Inc.	35,827	5,963,762
Albany International Corp., Class A	108,275	9,194,713
Astec Industries, Inc.	79,072	2,914,594
Barnes Group, Inc.	176,056	6,927,804
CIRCOR International, Inc.(a)	70,894	2,054,508
Enerpac Tool Group Corp.	198,351	5,042,082
EnPro Industries, Inc.	72,426	7,320,820
ESCO Technologies, Inc.	89,840	8,085,600
Federal Signal Corp.	211,108	11,186,613
Franklin Electric Co., Inc.	135,458	12,321,260
Greenbrier Companies, Inc. (The)	114,134	3,101,021
Hillenbrand, Inc.	241,605	11,589,792
John Bean Technologies Corp.	110,914	11,824,541
Kennametal, Inc.	280,355	6,986,447
Lindsay Corp.	38,321	4,514,214
Mueller Industries, Inc.	197,975	14,701,623

8	Columbia Small Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Proto Labs, Inc.(a)	94,408	2,903,990
SPX Technologies, Inc.(a)	157,318	12,012,802
Standex International Corp.	41,583	5,663,189
Tennant Co.	64,742	4,732,640
Titan International, Inc.(a)	177,221	1,752,716
Trinity Industries, Inc.	283,404	5,993,995
Wabash National Corp.	165,984	3,892,325
Total		164,425,499
Marine Transportation 0.3%
Matson, Inc.	131,534	8,987,718
Passenger Airlines 0.4%
Allegiant Travel Co.(a)	54,448	5,308,135
Hawaiian Holdings, Inc.(a)	178,987	1,433,686
Skywest, Inc.(a)	176,157	5,268,856
Sun Country Airlines Holdings, Inc.(a)	113,405	2,132,014
Total		14,142,691
Professional Services 1.2%
CSG Systems International, Inc.	104,716	5,024,274
Forrester Research, Inc.(a)	39,134	1,123,146
Heidrick & Struggles International, Inc.	69,146	1,676,791
Kelly Services, Inc., Class A	120,428	2,105,081
Korn/Ferry International	183,510	8,624,970
NV5 Global, Inc.(a)	43,338	3,927,290
Resources Connection, Inc.	111,242	1,699,778
TrueBlue, Inc.(a)	113,911	1,884,088
TTEC Holdings, Inc.	65,759	2,085,875
Verra Mobility Corp.(a)	485,267	8,555,257
Total		36,706,550
Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	134,386	16,524,103
Boise Cascade Co.	137,338	9,863,615
DXP Enterprises, Inc.(a)	54,877	1,754,418
GMS, Inc.(a)	144,907	9,176,960
NOW, Inc.(a)	384,497	3,418,178
Veritiv Corp.	46,941	4,956,500
Total		45,693,774
Total Industrials		539,077,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.3%
Communications Equipment 2.0%
ADTRAN Holdings, Inc.	246,027	2,192,101
Clearfield, Inc.(a)	43,980	1,720,058
Comtech Telecommunications Corp.	96,699	1,110,105
Digi International, Inc.(a)	124,443	4,473,726
Extreme Networks, Inc.(a)	449,747	9,264,788
Harmonic, Inc.(a)	382,516	6,736,107
InterDigital, Inc.	93,732	7,783,505
NETGEAR, Inc.(a)	100,612	1,411,586
Netscout Systems, Inc.(a)	234,701	7,163,074
Viasat, Inc.(a)	265,892	11,861,442
Viavi Solutions, Inc.(a)	782,564	7,700,430
Total		61,416,922
Electronic Equipment, Instruments & Components 4.5%
Advanced Energy Industries, Inc.	130,149	12,774,124
Arlo Technologies, Inc.(a)	308,015	2,978,505
Badger Meter, Inc.	101,900	14,048,953
Benchmark Electronics, Inc.	122,465	2,891,399
CTS Corp.	110,990	5,068,913
ePlus, Inc.(a)	93,680	4,626,855
Fabrinet(a)	127,454	14,430,342
FARO Technologies, Inc.(a)	65,383	986,629
Insight Enterprises, Inc.(a)	105,500	14,265,710
Itron, Inc.(a)	157,287	10,653,049
Knowles Corp.(a)	317,627	5,710,933
Methode Electronics, Inc.	125,654	5,409,405
OSI Systems, Inc.(a)	54,567	6,494,019
PC Connection, Inc.	39,354	1,769,749
Plexus Corp.(a)	96,444	8,745,542
Rogers Corp.(a)	65,494	10,313,340
Sanmina Corp.(a)	203,173	10,776,296
Scansource, Inc.(a)	88,252	2,538,128
TTM Technologies, Inc.(a)	355,830	4,874,871
Total		139,356,762
IT Services 0.3%
Perficient, Inc.(a)	120,557	9,218,994

Columbia Small Cap Index Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Alpha & Omega Semiconductor Ltd.(a)	77,920	2,157,605
Axcelis Technologies, Inc.(a)	114,106	17,977,400
Ceva, Inc.(a)	80,729	2,019,840
Cohu, Inc.(a)	165,824	6,357,692
Diodes, Inc.(a)	158,363	14,227,332
Formfactor, Inc.(a)	268,162	8,390,789
Ichor Holdings Ltd.(a)	100,483	3,044,635
Kulicke & Soffa Industries, Inc.	197,359	10,436,344
MaxLinear, Inc., Class A(a)	252,222	7,367,405
Onto Innovation, Inc.(a)	172,393	18,506,389
PDF Solutions, Inc.(a)	102,818	4,344,060
Photronics, Inc.(a)	214,941	4,563,197
Rambus, Inc.(a)	374,198	23,933,704
Semtech Corp.(a)	222,252	4,831,758
SMART Global Holdings, Inc.(a)	171,304	3,868,044
Ultra Clean Holdings, Inc.(a)	158,398	5,429,883
Veeco Instruments, Inc.(a)	179,036	4,370,269
Total		141,826,346
Software 2.7%
8x8, Inc.(a)	393,576	1,605,790
A10 Networks, Inc.	223,345	3,325,607
Adeia, Inc.	365,763	3,588,135
Agilysys, Inc.(a)	69,334	5,154,290
Alarm.com Holdings, Inc.(a)	173,765	8,726,478
Cerence, Inc.(a)	140,047	3,994,141
Consensus Cloud Solutions, Inc.(a)	61,438	2,239,415
Digital Turbine, Inc.(a)	314,272	2,872,446
DoubleVerify Holdings, Inc.(a)	304,226	10,608,361
Ebix, Inc.	81,770	1,628,858
LivePerson, Inc.(a)	243,896	897,537
LiveRamp Holdings, Inc.(a)	225,305	5,483,924
N-Able, Inc.(a)	232,750	3,305,050
OneSpan, Inc.(a)	122,894	1,860,615
Progress Software Corp.	150,906	9,054,360
SPS Commerce, Inc.(a)	125,480	19,549,784
Xperi, Inc.(a)	146,306	1,730,800
Total		85,625,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Avid Technology, Inc.(a)	115,604	2,774,496
Corsair Gaming, Inc.(a)	140,004	2,760,879
Total		5,535,375
Total Information Technology		442,979,990
Materials 5.5%
Chemicals 2.8%
AdvanSix, Inc.	95,974	3,157,545
American Vanguard Corp.	96,810	1,651,579
Balchem Corp.	111,878	13,831,477
FutureFuel Corp.	89,893	763,191
Hawkins, Inc.	65,963	3,096,303
HB Fuller Co.	186,984	11,768,773
Innospec, Inc.	86,219	7,963,187
Koppers Holdings, Inc.	72,756	2,107,014
Livent Corp.(a),(e)	624,490	14,394,494
Mativ Holdings, Inc.	191,284	2,880,737
Minerals Technologies, Inc.	112,975	6,282,540
Quaker Chemical Corp.	47,447	9,005,915
Rayonier Advanced Materials, Inc.(a)	222,715	757,231
Stepan Co.	73,517	6,759,888
Trinseo PLC	121,762	1,512,284
Total		85,932,158
Containers & Packaging 0.4%
Myers Industries, Inc.	127,064	2,376,097
O-I Glass, Inc.(a)	537,400	11,134,928
Total		13,511,025
Metals & Mining 2.1%
Arconic Corp.(a)	353,320	10,214,481
ATI, Inc.(a)	450,568	15,580,641
Carpenter Technology Corp.	168,884	7,702,799
Century Aluminum Co.(a)	178,094	1,396,257
Compass Minerals International, Inc.	118,761	3,768,286
Haynes International, Inc.	43,926	1,907,267
Kaiser Aluminum Corp.	55,499	3,352,140
Materion Corp.	71,468	7,171,099
Olympic Steel, Inc.	33,324	1,393,610
SunCoke Energy, Inc.	290,395	1,971,782

10	Columbia Small Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TimkenSteel Corp.(a)	137,789	2,346,547
Tredegar Corp.	87,597	615,807
Warrior Met Coal, Inc.	179,833	5,894,926
Total		63,315,642
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	58,357	1,773,469
Mercer International, Inc.	140,520	1,216,903
Sylvamo Corp.	111,234	4,384,845
Total		7,375,217
Total Materials		170,134,042
Real Estate 6.9%
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	252,409	4,624,133
American Assets Trust, Inc.	181,795	3,463,195
Armada Hoffler Properties, Inc.	235,802	2,603,254
Essential Properties Realty Trust, Inc.	495,685	11,861,742
Global Net Lease, Inc.	361,362	3,476,302
Total		26,028,626
Health Care REITs 0.5%
CareTrust REIT, Inc.	346,451	6,721,149
Community Healthcare Trust, Inc.	81,913	2,686,746
LTC Properties, Inc.	141,018	4,528,088
Universal Health Realty Income Trust	44,207	1,930,962
Total		15,866,945
Hotel & Resort REITs 1.1%
Chatham Lodging Trust	169,925	1,595,596
DiamondRock Hospitality Co.	728,939	5,722,171
Pebblebrook Hotel Trust	457,719	6,206,670
Service Properties Trust	576,024	4,729,157
Summit Hotel Properties, Inc.	372,158	2,437,635
Sunstone Hotel Investors, Inc.	732,507	7,229,844
Xenia Hotels & Resorts, Inc.	396,362	4,617,617
Total		32,538,690
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	97,367	6,435,959
LXP Industrial Trust	959,929	9,925,666
Total		16,361,625
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.7%
Brandywine Realty Trust	597,320	2,329,548
Easterly Government Properties, Inc.	316,169	4,388,426
Hudson Pacific Properties, Inc.	446,911	2,087,074
JBG SMITH Properties	344,653	4,880,287
Office Properties Income Trust	169,082	1,224,154
Orion Office REIT, Inc.	197,175	1,094,321
SL Green Realty Corp.	224,139	5,184,335
Total		21,188,145
Real Estate Management & Development 0.7%
Anywhere Real Estate, Inc.(a)	381,154	2,313,605
Cushman & Wakefield PLC(a)	565,900	4,487,587
Douglas Elliman, Inc.	234,778	683,204
Kennedy-Wilson Holdings, Inc.	407,761	6,291,752
Marcus & Millichap, Inc.	86,343	2,534,167
RE/MAX Holdings, Inc., Class A	63,520	1,187,189
St. Joe Co. (The)	117,796	5,478,692
Total		22,976,196
Residential REITs 0.5%
Centerspace	52,463	3,085,349
Elme Communities	304,690	4,603,866
NexPoint Residential Trust, Inc.	79,164	3,248,890
Veris Residential, Inc.(a)	275,885	4,458,302
Total		15,396,407
Retail REITs 1.4%
Acadia Realty Trust	330,593	4,254,732
Getty Realty Corp.	148,061	5,074,050
Retail Opportunity Investments Corp.	433,593	5,289,834
RPT Realty	296,794	2,766,120
Saul Centers, Inc.	44,923	1,518,847
SITE Centers Corp.	638,653	7,612,744
Tanger Factory Outlet Centers, Inc.	363,284	7,400,095
Urban Edge Properties	408,860	5,450,104
Urstadt Biddle Properties, Inc., Class A	100,859	1,951,622
Whitestone REIT	161,621	1,419,032
Total		42,737,180

Columbia Small Cap Index Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	292,052	7,505,736
Outfront Media, Inc.	508,637	7,283,682
Safehold, Inc.	139,840	3,610,669
Uniti Group, Inc.	825,811	3,072,017
Total		21,472,104
Total Real Estate		214,565,918
Utilities 2.3%
Electric Utilities 0.4%
Otter Tail Corp.	144,938	10,755,849
Gas Utilities 0.4%
Chesapeake Utilities Corp.	61,765	7,887,390
Northwest Natural Holding Co.	122,197	5,217,812
Total		13,105,202
Multi-Utilities 0.4%
Avista Corp.	256,851	10,620,789
Unitil Corp.	55,826	2,941,472
Total		13,562,261
Water Utilities 1.1%
American States Water Co.	128,680	11,429,357
California Water Service Group	190,870	10,862,412
Middlesex Water Co.	61,410	4,996,318
SJW Corp.	92,889	7,108,795
Total		34,396,882
Total Utilities		71,820,194
Total Common Stocks (Cost $2,272,921,104)		3,031,937,244

Exchange-Traded Equity Funds 1.3%
	Shares	Value ($)
U.S. Small Cap 1.3%
iShares Core S&P Small-Cap ETF	449,207	41,520,203
Total Exchange-Traded Equity Funds (Cost $41,706,728)		41,520,203

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 5.241%(f),(g)	21,589,783	21,578,988
Total Money Market Funds (Cost $21,579,790)		21,578,988
Total Investments in Securities (Cost: $2,336,207,622)		3,095,036,435
Other Assets & Liabilities, Net		(379,418)
Net Assets		3,094,657,017

At May 31, 2023, securities and/or cash totaling $2,881,250 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	247	06/2023	USD	21,634,730	—	(273,254)
12	Columbia Small Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	09/03/21	23,460	—	—
OmniAb, Inc.	09/03/21	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	30,286,530	170,410,056	(179,116,796)	(802)	21,578,988	2,592	382,308	21,589,783
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | First Quarter Report 2023	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT228_02_N01_(07/23)